EQUITABLE AMERICA

Rebecca Malanga

Senior Director and Counsel

(980) 308-8664

Rebecca.Malanga@equitable.com

July 19, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America

Post-Effective Amendment No. 1

Form S-3 Registration Statement

Registration Statement No. 333-265032

CIK 0000835357

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing herewith, electronically via EDGAR, Equitable America’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”) with respect to interests in Structured Investment Option (“SIO”) under the Investment Edge® 21.0 contracts to be offered by Equitable America.

Purpose of the Filing

The purpose of this filing is to add new Segment Options, as well as, to add new Segment Buffers and Segment Durations to existing Segment Options of the Investment Edge® 21.0 contracts.

We would like to clear comments and be effective by October 16, 2023. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before September 15, 2023, or as soon as practicable thereafter.

Please contact the undersigned at (980) 308-8664 if you have any questions or comments.

Very truly yours,

/s/ Rebecca Malanga
Rebecca Malanga

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

525 WASHINGTON BOULEVARD, JERSEY CITY, NJ 07310